Related Party Transactions (Details Textual) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transactions (Textual)
Maximum amount of remuneration, percentage	25.00%
Maximum amount of remuneration with no dividends, percentage	5.00%
Senior Management remuneration	$ 118,000	$ 89,300	$ 90,300